Fair Value of Financial Instruments (Schedule of Gross Unrealized Losses on Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses (all less than 12 months)	$ (5)	$ (57)
Fair value	1,553	4,319
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses (all less than 12 months)	(5)	(57)
Fair value	$ 1,553	$ 4,319